Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2017
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following at year end:

	2017	2016
Prepaid taxes	$48,076	$52,407
Prepaid expenses	27,478	18,753
Promotion items and prepayments	17,683	12,853
Other	967	3,630
	$94,204	$87,643